Investments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investments
7	Investments

(a)	Business Combination

(i)	Summary of acquisition
On 16 August 2022 Vinci Soluções de Investimentos Ltda., a wholly owned subsidiary of Vinci, acquired 90% of the issued share capital of SPS Capital Gestão de Recursos Ltda (“SPS”), a leading independent alternative asset manager focused on the Special Situations segment in Brazil.
Details of the purchase consideration, the net assets acquired, and goodwill are as follows:

Cash paid	80,000
Consideration payable – Note 14 (ii)	41,962
Contingent consideration (Earn-out) – Note 14 (iii)	62,470

Total purchase consideration	184,432

The assets and liabilities evaluated at fair value at the acquisition date was recognized as follows:

Cash and cash equivalents	497
Accounts receivable	1,222
Taxes recoverable	27
Other assets	56
Property and equipment	170
Trade payables	(24)
Labor and social security obligations	(1,267)
Taxes and contributions payable	(588)
Management contracts (*)	22,049

Net identifiable assets acquired	22,142

Goodwill	162,290
Net assets acquired	184,432

(*)	The valuation technique used for measuring the fair value of Management contracts, as a separately identified intangible assets, was MEEM ( Multi-Period Excess Earnings ).
Contingent Consideration
(Earn-out)
In the event that certain
pre-determined
fundraising and incremental management fee is achieved for the years ended until December 31, 2026, an additional consideration in VINP’s Class A common shares through an earnout structure will be paid in 2027, up to a maximum number of 1.7 million shares.

(b)	Non-controlling interests (NCI)
Set out below is summarized financial information for each subsidiary that has non-controlling
interests that are material to the group. The amounts disclosed for each subsidiary are before inter-company eliminations.

	Vinci Int’l Real Estate		Vinci Asset Allocation		Vinci Holding Securitária		Total
	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Summarized Balance Sheet

Current assets	—	575	—	—	18,322	—	18,322	575
Current liabilities	—	(401)	(1)	—	(601)	—	(602)	(401)

Current net assets	—	174	(1)	—	17,721	—	17,720	174

Non-current assets	—	—	601	—	3,345	—	3,946	—
Non-current liabilities	—	—	(732)	—	(759)	—	(1,491)	—

Non-current net assets	—	—	(131)	—	2,586	—	2,455	—

Net assets	—	174	(132)	—	20,307	—	20,175	174

Accumulated NCI	—	43	(33)	—	3,046	—	3,013	43

Summarized statement of comprehensive income	Vinci Int’l Real Estate		Vinci Asset Allocation		Vinci Holding Securitária		Total
	2022	2021	2022	2021	2022	2021	2022	2021

Revenue	90	190	—	—	—	—	90	190

Profit for the period	—	—	(131)	—	107	—	69	—

Other comprehensive income	—	—	—	—	—	—	—	—

Total comprehensive income	—	—	—	—	107	—	—	—

Profit allocated to NCI before dividends	—	—	(32)	—	16	—	(16)	—

Disproportionate dividends distributions	—	—	—	—	—	—	—	—

Profit/(loss) allocated to NCI	—	—	(32)	—	16	—	(16)	—